PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2016	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision	€ 60,996
Provision for estimate of future costs	150,868		€ 155,335
Cost of sales | Takata Airbag Inflators
Disclosure of other provisions [line items]
Provision		€ 36,994
Provision for estimate of future costs	€ 3,011		€ 6,831